Contingencies and Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Committed future sublease income, 2015	$ 1,970
Committed future sublease income, 2016	1,087
Committed future sublease income, 2017	306
Committed future sublease income, 2018	317
Committed future sublease income, 2019	219
Rent expense, net of sublease income	$ 45,032	$ 45,610	$ 41,488
Product warranty, limited warranty period offered	90 days